TRADE AND OTHER RECEIVABLES - Aging Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line Items]
Expected loss rate	1.30%	1.60%
Gross carrying amount - trade receivables	$ 106,333	$ 83,319
Loss allowances	1,378	1,337
Trade receivable, net	$ 104,955	$ 81,982
Current
Disclosure of financial assets [Line Items]
Expected loss rate	0.06%	0.09%
1-30 days
Disclosure of financial assets [Line Items]
Expected loss rate	0.47%	1.00%
31-60 days
Disclosure of financial assets [Line Items]
Expected loss rate	2.09%	2.40%
61-90 days
Disclosure of financial assets [Line Items]
Expected loss rate	3.43%	10.74%
91-120 days
Disclosure of financial assets [Line Items]
Expected loss rate	4.76%	37.04%
>120 days
Disclosure of financial assets [Line Items]
Expected loss rate	75.74%	98.35%
Current
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	$ 88,601	$ 69,607
Loss allowances	49	66
Trade receivable, net	88,552	69,541
Past due | 1-30 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	11,648	10,166
Loss allowances	55	102
Trade receivable, net	11,593	10,064
Past due | 31-60 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	2,819	2,127
Loss allowances	59	51
Trade receivable, net	2,760	2,076
Past due | 61-90 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	1,080	298
Loss allowances	37	32
Trade receivable, net	1,043	266
Past due | 91-120 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	672	27
Loss allowances	32	10
Trade receivable, net	640	17
Past due | >120 days
Disclosure of financial assets [Line Items]
Gross carrying amount - trade receivables	1,513	1,094
Loss allowances	1,146	1,076
Trade receivable, net	$ 367	$ 18